Segment Reporting - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Voyage revenues	$ 101,323	$ 96,619	$ 202,813	$ 193,726
Voyage expenses	1,167	1,224	2,500	1,615
Vessel operating expenses	24,320	24,814	48,576	50,130
Depreciation and amortization	23,530	25,156	47,640	49,299
General and administrative	6,254	4,744	12,662	10,213
Income from vessel operations	46,052	40,681	91,435	82,469
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	77,602	68,270	152,566	136,300
Voyage expenses	705	407	1,528	407
Vessel operating expenses	14,746	13,683	29,460	27,676
Depreciation and amortization	17,888	18,329	36,001	35,619
General and administrative	4,460	3,233	9,208	6,917
Income from vessel operations	39,803	32,618	76,369	65,681
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	23,721	28,349	50,247	57,426
Voyage expenses	462	817	972	1,208
Vessel operating expenses	9,574	11,131	19,116	22,454
Depreciation and amortization	5,642	6,827	11,639	13,680
General and administrative	1,794	1,511	3,454	3,296
Income from vessel operations	$ 6,249	$ 8,063	$ 15,066	$ 16,788